PAINEWEBBER TACTICAL ALLOCATION FUND                           SEMIANNUAL REPORT

                                                                  April 15, 2000


Dear Shareholder,

   We are pleased to present you with the semiannual report for PaineWebber Tactical Allocation Fund (the "Fund") for the six-month period ended

February 29, 2000

MARKET REVIEW
================================================================================

   Technology stocks continued to lead the equity markets during the six months ended February 29, 2000. The NASDAQ Composite, one of the most technology-heavy of the major market indices, surged 71.45% for the period. On the other hand, the Standard and Poor's 500 Index (S&P 500) gained only 4.10% for the period, and the Dow Jones Industrial Average (Dow) lost 5.73%.

         Other trends of recent years also continued: an ever-smaller number of stocks accounted for most of the market's gains, and day-to-day price fluctuations became more volatile. In January 2000, the market briefly rewarded investors who owned more cyclical, value-oriented stocks, but high-growth technology stocks resumed their predominance in February.

---------------------------------------------
PAINEWEBBER
TACTICAL ALLOCATION FUND

INVESTMENT GOAL:
Total return consisting of long-term
captial appreciation and current
income

PORTFOLIO MANAGER:
Kirk Barneby, Mitchell Hutchins
Asset Management Inc.

COMMENCEMENT:
May 10, 1993 (Class A)
January 30, 1996 (Class B)
July 22, 1992 (Class C)
May 10, 1993 (Class Y)

DIVIDEND PAYMENTS:
Annually
---------------------------------------------


PORTFOLIO REVIEW
================================================================================

Average Annual Total Return, Periods Ended 2/29/00

                                      6 Months   1 Year    5 Years   Inception#
--------------------------------------------------------------------------------
Before Deducting           Class A*     6.21%     13.57%    24.54%     19.43%
Maximum Sales Charge       Class B**    5.83      12.68      N/A       21.59
                           Class C+     5.83      12.71     23.60      17.68
                           Class Y++    6.39      13.86     24.87      19.76
--------------------------------------------------------------------------------
After Deducting            Class A*     1.42       8.46     23.39      18.63
Maximum Sales Charge       Class B**    0.83       7.68      N/A       21.32
                           Class C+     4.83      11.71     23.60      17.68
--------------------------------------------------------------------------------
S&P 500 Index                           4.10      11.73     25.13      19.24
Lipper Flexible Portfolio
  Funds Median                          5.84      11.12     15.97      12.88
--------------------------------------------------------------------------------

Past performance is no guarantee of future performance. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Six-month and one-year returns are cumulative.

 # Inception: since commencement of issuance on May 10, 1993 for Class A shares, January 30, 1996 for Class B shares, July 22, 1992 for Class C shares and May 10, 1993 for Class Y shares. Index and Lipper median inception returns are as of oldest share class inception.

 * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

 + Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

1

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PAINEWEBBER TACTICAL ALLOCATION FUND                           SEMIANNUAL REPORT


PORTFOLIO HIGHLIGHTS

     The Fund's equity allocation decreased twice during the period--the first reporting period since April 1998 that the Fund did not maintain a 100% allocation to equities. The first decrease occurred in December 1999, when the Fund's Tactical Allocation Model dictated a shift to 75% equities, 25% cash; at the beginning of 2000, the Model further reduced the equity weighting to 50% equities, with the non-stock portion moving to the five-year U.S. Treasury note (see the graph below). In a recent interview excerpted below, Portfolio Manager Kirk Barneby put these changes in perspective.

   Q: WHAT PROMPTED THE SHIFT AWAY FROM STOCKS SINCE DECEMBER 1999?

     The Fund's Equity Risk Premium (ERP) declined to less than 5.0%, the threshold for a 75% allocation to stocks. The decline is primarily attributable to the stock market's appreciation and projected dividend growth relative to the recently higher level of short-term interest rates. Stated another way, the stock market is more fully valued than it was when the Fund's ERP was above 5.0%. Based on a bond risk premium of 0.47%, cash is relatively more attractive than bonds.

   Q: BEFORE DECEMBER 1999, WHEN WAS THE LAST TIME THE FUND WAS NOT FULLY INVESTED IN STOCKS?

   The Fund was not fully invested in stocks April 1998 through May 1998, when its allocation was 75% stocks and 25% cash, and December 1994 through February 1995, when its asset allocation was 75% stocks and 25% bonds.

   Q: WHY DID THE FUND MOVE INTO CASH FROM BONDS?

   When the yield spread between the five-year Treasury note and the one-year Treasury bill is less than 50 basis points (0.50%), which it

[Table below represents bar chart in its printed form]

ALLOCATION SHIFTS--SEPTEMBER 1999 THROUGH FEBRUARY 2000


             Stocks         Bonds         Cash          ERP           BRP
           (left axis)   (left axis)   (left axis)  (right axis)  (right axis)
Sep-99        100             0             0           5.81          0.76
Oct-99        100             0             0           5.9           0.59
Nov-99        100             0             0           5.52          0.53
Dec-99         75             0            25           5.18          0.41
Jan-00         50            50             0           4.8           0.52
Feb-00         50             0            50           4.67          0.47

PAINEWEBBER TACTICAL ALLOCATION FUND                           SEMIANNUAL REPORT

is, the Fund is required to fulfill the non-stock allocation with 30-day Treasury bills. If the spread were equal to or greater than 50 basis points, the Fund would purchase five-year Treasury notes as the safe harbor investment.

   Q: DOES THE SHIFT AWAY FROM STOCKS SIGNAL THE END OF THIS LEG OF THE
      BULL MARKET?

   Not necessarily--the Fund is still 50% invested in stocks. When the equity risk premium is between 4.5% and 5.0%, the Model views the stock market as having little likelihood of producing significantly positive returns. The Model views the market as being somewhat more at risk of a significant or prolonged downturn, causing the Fund's asset allocation to be increasingly cautious. It is possible, of course, that the equity risk premium may shortly return to 5.0% or higher, requiring the Fund to increase its investment in stocks. Of course, there can be no assurance that the Model will correctly anticipate future market corrections or bear markets, or indicate the correct time to shift assets into or out of stocks, bonds or cash.

   Q: COULD THERE BE FURTHER SHIFTS IN ASSET ALLOCATION?

   Yes. The Fund's allocation could dip further into Treasury bills or change its non-stock allocation to Treasury notes. Or, if the equity risk premium rises above 5.0%, the Fund could return to a 75% stock investment. A further shift away from stocks (ERP below 4.5%) would depend upon the stock market's reaction to continuing short-term interest rate moves, stock valuations and changes in dividend growth expectations.


   Q: HOW OFTEN CAN THE FUND'S ASSET ALLOCATION CHANGE?

   By prospectus, changes to the Fund's asset allocation may only be made on the first business day of each month. Historically, and in general, true bear markets have been anticipated by several months based on changes in the outlook for earnings and/or the level of short-term interest rates or market valuations. We have found that intra-month adjustments create additional costs and tax consequences and have not generally been necessary to position the portfolio to avoid market downturns or capture returns.


 Q: WHAT ARE THE CAPITAL GAIN IMPLICATIONS OF THE SHIFTS?

   Any capital gains distribution created by an allocation shift would be paid in year 2000 at the end of the calendar year (December 2000). A lot can happen between now and then. For example, the net amount of realized capital gains per share will depend upon the number of outstanding shares in the Fund at calendar year-end and the Fund may realize offsetting losses or additional gains during the year.

   In reallocating the stock portfolio, we attempt to minimize the capital gain tax liability for shareholders by selling lots with the most advantageous embedded gain profiles first.

   Q: IS THE FUND STILL A GOOD LONG-TERM INVESTMENT?

   We believe it is. The fundamental reasons for owning the Fund haven't changed--stock market participation when the model suggests the potential rewards

PAINEWEBBER TACTICAL ALLOCATION FUND                           SEMIANNUAL REPORT


for owning equities may outweigh the risks. The Fund seeks to perform better than the S&P 500 with less volatility over the course of a full market cycle. Since the Fund's inception in 1992, however, there hasn't been a significant, long-term down market that would provide the Fund's Model with the opportunity to generate incremental return with lesser volatility.

   However, we believe there have been significant benefits in owning the Fund through a partial cycle. For example, the Fund stayed fully invested in stocks during the temporary volatility in the third quarter of 1998, during the near correction in March-April 1997, during July 1996 and during the correction in October 1997--times when many investors trimmed stock allocations and then missed sharp market recoveries.


--------------------------------------------------------------------------------
 HOW THE FUND WORKS

Management employs the Tactical Allocation Model (the "Model") to determine the Fund's asset mix between an equity portion designed to track the performance of the S&P 500 Index and a fixed-income portion consisting of either bonds (five-year U.S. Treasury notes) or cash (30-day U.S. Treasury bills). The Model is a systematic, quantitative approach to calculating expected risk premiums--the anticipated return advantage--of stocks and bonds relative to cash. The decision process compares the expected return of the stock market and of bonds with the "risk-free" asset (the one-year Treasury bill) to determine the equity risk premium (ERP) and bond risk premium (BRP) and, as a result, the portfolio's weighting, if any, in stocks and bonds.

Historically, the ERP has averaged about five percentage points per year. If the ERP is 5.5% or greater, the Fund is fully invested in stocks. If the ERP falls below the 5.5% hurdle rate, it indicates that the expected return of the stock market may not fully compensate investors for the expected risk of owning stocks. Therefore, some or all of the Fund's assets would be shifted to bonds or cash, depending on the BRP. For every 0.5% that the ERP drops below 5.5%, the Model would signal that another 25% of the Fund's assets must be shifted out of stocks.

Historically, the BRP has averaged 0.5%. If this spread is 0.5% or greater, the fixed-income portion, if any, is invested in bonds; if the spread is less than 0.5%, any fixed-income portion is allocated to cash (the 30-day Treasury bill).

The Fund's Model attempts to outperform the S&P 500 Index over the long term with less volatility by shifting assets between stocks and bonds or cash. Of course, as with all investment disciplines, there is no guarantee the Model will accurately anticipate significant shifts in the markets and correctly determine when to move into or out of stocks, bonds or cash.
--------------------------------------------------------------------------------

PAINEWEBBER TACTICAL ALLOCATION FUND                           SEMIANNUAL REPORT

PORTFOLIO STATISTICS

CHARACTERISTICS(1)                                2/29/00          8/31/99
--------------------------------------------------------------------------------
Total Net Assets ($bln)                            $2.8             $2.5
Number of Securities                                474              465
12-Month Beta2                                     0.86             1.00
Equity Risk Premium                               4.67%            5.81%
Bond Risk Premium                                 0.47%            0.76%
Stocks                                              50%             100%
Bonds                                                0%               0%
Cash & Equivalents                                  50%               0%
--------------------------------------------------------------------------------


TOP FIVE EQUITY SECTORS(1)       2/29/00                               8/31/99
--------------------------------------------------------------------------------
Technology                        12.1%        Technology               25.2%
Financial Services                 5.6         Financial Services       16.6
Consumer Cyclical                  4.2         Consumer Cyclical        12.5
Healthcare                         3.2         Healthcare               11.2
Utilities                          3.2         Utilities                 9.7
--------------------------------------------------------------------------------
Total                             28.3         Total                    75.2


TOP TEN EQUITY HOLDINGS(1)       2/29/00                                 8/31/99
--------------------------------------------------------------------------------
Microsoft Corp.                    2.0%        Microsoft Corp.             4.4%
Cisco Systems, Inc.                1.9         General Electric Co.        3.4
General Electric Co.               1.9         Intel Corp.                 2.5
Intel Corp.                        1.6         IBM Corp.                   2.1
Exxon Mobil Corp.                  1.1         Cisco Systems, Inc.         2.0
Wal Mart Stores, Inc.              0.9         Wal Mart Stores, Inc.       1.8
Oracle Systems Corp.               0.9         Lucent Technologies, Inc.   1.8
Lucent Technologies, Inc.          0.8         Exxon Mobil Corp.           1.8
IBM Corp.                          0.8         Merck & Co., Inc.           1.5
Citigroup, Inc.                    0.7         Citigroup, Inc.             1.4
--------------------------------------------------------------------------------
Total                             12.6         Total                      22.7


(1) Weightings represent percentages of portfolio assets. Changes in sector weightings and stock holdings reflect changes in the S&P 500 Index for the period ended 2/29/00, weightings also reflect the Fund's 50% stock allocation.

(2) Source: Lipper Analytical Services, Inc. Beta is a measure of a stock portfolio's risk relative to the overall market, as measured by the S&P 500 Index. The market has a Beta of 1. If a portfolio has a Beta greater than 1, it is riskier than the market; if it has a Beta less than 1, it is less risky than the market. The Fund's 12-month Beta as of 2/29/00 reflects the impact of the 75% stock allocation in December 1999 and the 50% stock allocation in January 2000.

PAINEWEBBER TACTICAL ALLOCATION FUND                           SEMIANNUAL REPORT


   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a Quarterly Review on PaineWebber Tactical Allocation Fund or another fund in the PaineWebber Family of Funds,3 please contact your Financial Advisor.

Sincerely,

/s/ MARGO ALEXANDER                      /s/ T. KIRKHAM BARNEBY
-------------------                      ----------------------
MARGO ALEXANDER                          T. KIRKHAM BARNEBY
Chairman and Chief Executive Officer     Managing Director and Chief
Mitchell Hutchins Asset Management Inc.    Investment Officer-
                                         Quantitative Investments,
                                         Mitchell Hutchins Asset Management Inc.


/s/ BRIAN M. STORMS
-------------------
BRIAN M. STORMS
President and Chief Operating Officer
Mitchell Hutchins Asset Management Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended February 29, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.


















(3) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER TACTICAL ALLOCATION FUND

PERFORMANCE RESULTS (UNAUDITED)

                                   NET ASSET VALUE            TOTAL RETURN(1)
                           ------------------------------  --------------------
                                                           12 MONTHS   6 MONTHS
                                                              ENDED      ENDED
                           02/29/00   08/31/99   02/28/99   02/29/00   02/29/00
--------------------------------------------------------------------------------
Class A Shares              $33.05     $31.79     $29.73      13.57%      6.21%
--------------------------------------------------------------------------------
Class B Shares               32.55      31.41      29.50      12.68       5.83
--------------------------------------------------------------------------------
Class C Shares               32.75      31.60      29.67      12.71       5.83
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                            NET ASSET VALUE
                          -------------------
                                                 CAPITAL
                                                  GAINS     DIVIDENDS    TOTAL
PERIOD COVERED             BEGINNING   ENDING  DISTRIBUTED    PAID     RETURN(1)
--------------------------------------------------------------------------------
05/10/93-12/31/93           $12.90     $13.49    $0.0440    $0.1980       6.48%
--------------------------------------------------------------------------------
1994                         13.49      12.20     0.9720     0.2340      (0.59)
--------------------------------------------------------------------------------
1995                         12.20      15.16     1.0555     0.2407      35.12
--------------------------------------------------------------------------------
1996                         15.16      18.21     0.0811     0.1358      21.53
--------------------------------------------------------------------------------
1997                         18.21      23.73     0.1769     0.1204      32.00
--------------------------------------------------------------------------------
1998                         23.73      29.52     0.5825     0.1745      27.77
--------------------------------------------------------------------------------
1999                         29.52      34.24     0.6966     0.0202      18.49
--------------------------------------------------------------------------------
01/01/00-02/29/00            34.24      33.05         --         --      (3.48)
--------------------------------------------------------------------------------
                                        Totals: $ 3.6086   $ 1.1236
--------------------------------------------------------------------------------
                               CUMULATIVE TOTAL RETURN AS OF 02/29/00:  235.34%
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                            NET ASSET VALUE
                          -------------------
                                                 CAPITAL
                                                  GAINS     DIVIDENDS    TOTAL
PERIOD COVERED             BEGINNING   ENDING  DISTRIBUTED    PAID     RETURN(1)
--------------------------------------------------------------------------------
1/30/96-12/31/96            $15.54     $18.18    $0.0811    $0.0879      18.06%
--------------------------------------------------------------------------------
1997                         18.18      23.63     0.1769     0.0116      31.05
--------------------------------------------------------------------------------
1998                         23.63      29.32     0.5825     0.0177      26.77
--------------------------------------------------------------------------------
1999                         29.32      33.76     0.6966         --      17.59
--------------------------------------------------------------------------------
01/01/00-02/29/00            33.76      32.55         --         --      (3.58)
--------------------------------------------------------------------------------
                                        Totals: $ 1.5371   $ 0.1172
--------------------------------------------------------------------------------
                                CUMULATIVE TOTAL RETURN AS OF 02/29/00: 122.36%
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                            NET ASSET VALUE
                          -------------------
                                                 CAPITAL
                                                  GAINS     DIVIDENDS    TOTAL
PERIOD COVERED             BEGINNING   ENDING  DISTRIBUTED    PAID     RETURN(1)
--------------------------------------------------------------------------------
07/22/92-12/31/92           $12.00     $12.72    $0.0020    $0.0790       6.67%
--------------------------------------------------------------------------------
1993                         12.72      13.51     0.0440     0.1340       7.64
--------------------------------------------------------------------------------
1994                         13.51      12.23     0.9720     0.1300      (1.28)
--------------------------------------------------------------------------------
1995                         12.23      15.20     1.0555     0.1259      34.09
--------------------------------------------------------------------------------
1996                         15.20      18.26     0.0811     0.0008      20.66
--------------------------------------------------------------------------------
1997                         18.26      23.75     0.1661         --      31.01
--------------------------------------------------------------------------------
1998                         23.75      29.49     0.5825     0.0034      26.78
--------------------------------------------------------------------------------
1999                         29.49      33.97     0.6966         --      17.62
--------------------------------------------------------------------------------
01/01/00-02/29/00            33.97      32.75         --         --      (3.59)
--------------------------------------------------------------------------------
                                        Totals: $ 3.5998   $ 0.4731
--------------------------------------------------------------------------------
                                CUMULATIVE TOTAL RETURN AS OF 02/29/00: 245.41%
--------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

     The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER TACTICAL ALLOCATION FUND


PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)
AVERAGE ANNUAL TOTAL RETURN

                                       % RETURN                  % RETURN
                                  WITHOUT DEDUCTING           AFTER DEDUCTING
                                 MAXIMUM SALES CHARGE      MAXIMUM SALES CHARGE
                                ----------------------     ---------------------
                                         CLASS                     CLASS
--------------------------------------------------------------------------------
                                  A*    B**     C***       A*      B**    C***
--------------------------------------------------------------------------------
Twelve Months Ended 03/31/00    14.72%  13.86%  13.87%     9.54%   8.86%  12.87%
--------------------------------------------------------------------------------
Five Years Ended 03/31/00       25.05    N/A    24.12     23.91    N/A    24.12
--------------------------------------------------------------------------------
Commencement of Operations
  Through 03/31/00              20.02   22.52   18.21     19.22   22.27   18.21
--------------------------------------------------------------------------------

* Maximum sales charge for Class A shares in 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1.0% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of issuance of shares dates are May 10, 1993, January 30, 1996 and July 22, 1992 for Class A, Class B and Class C shares, respectively.

    Note: The fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the six months ended February 29, 2000 and since inception, May 10, 1993 through February 29, 2000, Class Y shares have a total return of 6.39% and 241.64%, respectively. For the one year and five year periods ended March 31, 2000 and since inception, May 10, 1993, through March 31, 2000. Class Y shares have an average annual return of 15.06%, 25.39% and 20.35%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

    The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER TACTICAL ALLOCATION FUND

PORTFOLIO OF INVESTMENTS                           FEBRUARY 29, 2000 (UNAUDITED)

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

COMMON STOCKS--49.41%+

AGRICULTURE, FOOD & BEVERAGE--1.39%
    73,171    Archer-Daniels-Midland Co. ..........................  $   736,283
    32,950    Bestfoods Co. .......................................    1,381,841
    50,500    Campbell Soup Co. (1) ...............................    1,432,937
   291,000    Coca-Cola Co. .......................................   14,095,312
    50,400    Coca-Cola Enterprises, Inc. (1) .....................    1,178,100
    58,600    Conagra, Inc. .......................................      959,575
    36,000    General Mills, Inc. .................................    1,185,750
    42,350    Heinz, H. J. and Co. ................................    1,352,553
    16,500    Hershey Foods Corp. .................................      724,969
    48,000    Kellogg Co. .........................................    1,215,000
    41,200    Nabisco Group Holdings Corp. ........................      355,350
   171,500    PepsiCo, Inc. .......................................    5,530,875
    15,900    Quaker Oats Co. .....................................      857,606
   107,900    Sara Lee Corp. ......................................    1,618,500
    17,700    Supervalue, Inc. ....................................      304,219
    38,700    Sysco Corp. .........................................    1,269,844
    67,638    Unilever N.V ........................................    3,077,529
    13,700    Wrigley, Wm. Jr. Co. ................................      926,463
                                                                     -----------
                                                                      38,202,706
                                                                     -----------
AIRLINES--0.11%
    17,600    AMR Corp.* ..........................................      930,600
    15,900    Delta Air Lines, Inc. ...............................      725,437
    59,350    Southwest Airlines Co. ..............................    1,094,266
     9,000    US Airways Group, Inc.* .............................      168,188
                                                                     -----------
                                                                       2,918,491
                                                                     -----------
ALCOHOL--0.26%
    54,200    Anheuser-Busch Companies, Inc. (1)3,475,575
     8,300    Brown Forman Corp., Class B .........................      395,287
     4,500    Coors Adolph Co. ....................................      197,438
    51,000    Seagram Co. Ltd. ....................................    2,996,250
                                                                     -----------
                                                                       7,064,550
                                                                     -----------
APPAREL, RETAIL--0.26%
   101,087    Gap, Inc. ...........................................    4,883,765
    25,719    Limited, Inc. .......................................      874,446
     7,500    Liz Claiborne, Inc. .................................      280,781
    17,100    Nordstrom, Inc. .....................................      364,444
    37,300    TJX Companies, Inc. .................................      594,469
                                                                     -----------
                                                                       6,997,905
                                                                     -----------
APPAREL, TEXTILES--0.05%
    33,500    Nike, Inc. ..........................................      952,656
    15,300    V. F. Corp. .........................................      377,719
                                                                     -----------
                                                                       1,330,375
                                                                     -----------
BANKS--2.98%
    46,900    Amsouth Bancorpation ................................      680,050
    86,100    Bank of New York Co. Inc. ...........................    2,868,206
   135,643    Bank One Corp. ......................................    3,501,285
   201,319    BankAmerica Corp. ...................................    9,273,256
    41,300    BB&T Corp. ..........................................      970,550
    97,040    Chase Manhattan Corp. ...............................    7,726,810
   397,440    Citigroup, Inc. (1) .................................   20,542,680
    19,000    Comerica, Inc. ......................................      701,813
    36,300    Fifth Third Bancorp .................................    1,889,869
   116,604    First Union Corp. ...................................    3,439,818
   115,212    Firstar Corp. .......................................    2,052,214
   107,958    FleetBoston Financial Corp. .........................    2,941,855
    27,824    Huntington Bancshares, Inc. .........................      580,826
    54,180    KeyCorp .............................................      917,674
    59,600    Mellon Financial Corp. ..............................    1,795,450
    20,500    Morgan, (J.P.) & Co., Inc. ..........................    2,275,500
    73,700    National City Corp. (1) .............................    1,418,725
    26,100    Northern Trust Corp. ................................    1,474,650
    14,300    Old Kent Financial Corp. ............................      374,481
    34,700    PNC Bank Corp. ......................................    1,342,456
    26,800    Regions Financial Corp. .............................      542,700
    20,400    SouthTrust Corp. ....................................      467,925
    18,800    State Street Corp. ..................................    1,370,050
    21,400    Summit Bancorp, Inc. ................................      512,263
    37,700    Suntrust Banks, Inc. ................................    1,915,631
    33,350    Synovus Financial Corp. .............................      546,106
    17,300    Union Planters Corp. (1) ............................      473,588
    86,345    US Bancorp, Inc. ....................................    1,581,193
    24,100    Wachovia Corp. ......................................    1,378,219
   193,060    Wells Fargo and Co.* ................................    6,383,046
                                                                     -----------
                                                                      81,938,889
                                                                     -----------
CHEMICALS--0.99%
    27,500    Air Products & Chemicals, Inc. ......................      708,125
     9,900    Ashland, Inc. .......................................      308,138
    13,300    Avery Dennison Corp. ................................      807,144
    25,800    Dow Chemical Co. ....................................    2,799,300
   123,100    DuPont (E.I.) de Nemours & Co .......................    6,216,550
     9,800    Eastman Chemical Co. ................................      352,188
    15,600    Ecolab, Inc. ........................................      440,700
    16,050    Engelhard Corp. .....................................      218,681
     4,000    FMC Corp.* ..........................................      193,250
    19,500    Goodyear Tire & Rubber Co. ..........................      442,406
     7,400    Great Lakes Chemical Corp. ..........................      215,063
    13,500    Hercules, Inc. ......................................      222,750
    35,600    Illinois Tool Works, Inc. ...........................    1,840,075
    11,385    Kerr-McGee Corp. ....................................      509,479
    47,300    Minnesota Mining & Manufacturing Co. ................    4,168,312

PAINEWEBBER TACTICAL ALLOCATION FUND

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

COMMON STOCKS--(CONTINUED)

CHEMICALS--(CONCLUDED)
    74,900    Monsanto Co. ........................................  $ 2,907,056
    20,700    PPG Industries, Inc. ................................    1,022,062
    19,000    Praxair, Inc. .......................................      641,250
    25,920    Rohm & Haas Co. .....................................    1,046,520
    10,013    Sealed Air Corp.* ...................................      497,521
    20,800    Sherwin-Williams Co. ................................      397,800
    15,900    Union Carbide Corp. .................................      853,631
    12,300    Vulcan Materials Co. ................................      492,000
                                                                     -----------
                                                                      27,300,001
                                                                     -----------
COMPUTER HARDWARE--5.04%
    40,800    3Com Corp.* .........................................    3,998,400
    12,200    Adaptec, Inc.* ......................................      500,200
    19,000    Apple Computer, Inc.* (1) ...........................    2,177,875
    21,500    Cabletron Systems, Inc.* ............................    1,053,500
   403,450    Cisco Systems, Inc.* ................................   53,331,047
   200,962    Compaq Computer Corp. ...............................    4,998,929
   299,700    Dell Computer Corp.* (1) ............................   12,231,506
   120,000    EMC Corp.* ..........................................   14,280,000
    37,400    Gateway, Inc.* (1) ..................................    2,571,250
   120,200    Hewlett-Packard Co. .................................   16,166,900
    15,100    Lexmark International Group, Inc.* ..................    1,800,675
    17,600    Network Appliance, Inc.* ............................    3,322,000
    31,600    Pitney Bowes, Inc. ..................................    1,564,200
    24,800    Seagate Technology, Inc.* ...........................    1,236,900
    23,100    Silicon Graphics, Inc.* .............................      226,669
   184,200    Sun Microsystems, Inc.* (1) .........................   17,545,050
    79,300    Xerox Corp. .........................................    1,719,819
                                                                     -----------
                                                                     138,724,920
                                                                     -----------
COMPUTER SOFTWARE--4.21%
    14,200    Adobe Systems, Inc. .................................    1,448,400
     7,400    Autodesk, Inc. ......................................      330,688
    28,700    BMC Software, Inc.* .................................    1,320,200
    21,100    Citrix Systems, Inc.* ...............................    2,224,731
    63,562    Computer Associates International, Inc. .............    4,087,831
    42,500    Compuware Corp.* ....................................      940,312
   212,500    IBM Corp. ...........................................   21,675,000
   608,400    Microsoft Corp.* ....................................   54,375,750
    11,700    NCR Corp. ...........................................      443,869
    39,400    Novell, Inc.* .......................................    1,302,662
   335,736    Oracle Systems Corp.* ...............................   24,928,398
    31,900    Parametric Technology Corp.* ........................      966,969
    31,800    Peoplesoft, Inc.* ...................................      657,863
    36,800    Unisys Corp.* .......................................    1,101,700
                                                                     -----------
                                                                     115,804,373
                                                                     -----------
CONSTRUCTION--0.05%
     8,300    Centex Corp. ........................................      163,406
     9,900    Fluor Corp. .........................................      281,532
    54,400    Masco Corp. .........................................      972,400
                                                                     -----------
                                                                       1,417,338
                                                                     -----------
CONSUMER DURABLES--0.07%
    10,900    Black & Decker Corp. ................................      359,019
    11,300    Grainger,W.W., Inc. .................................      483,781
    24,500    Leggett & Platt, Inc. ...............................      411,906
    10,400    Maytag Corp. ........................................      274,950
     9,200    Whirlpool Corp. .....................................      499,675
                                                                     -----------
                                                                       2,029,331
                                                                     -----------
DEFENSE & AEROSPACE--0.30%
   110,278    Boeing Co. ..........................................    4,066,502
    24,000    General Dynamics Corp. ..............................    1,038,000
    13,900    Goodrich, B.F. Co. ..................................      332,731
    47,860    Lockheed Martin Corp. ...............................      834,559
     8,700    Northrop Grumman Corp. ..............................      395,306
    40,800    Raytheon Co. (1) ....................................      754,800
    14,700    TRW Inc. ............................................      705,600
                                                                     -----------
                                                                       8,127,498
                                                                     -----------
DIVERSIFIED RETAIL--1.35%
    52,316    Costco Wholesale Corp.* .............................    2,596,182
    14,000    Dillard's, Inc. .....................................      243,250
    25,100    Federated Department Stores, Inc.* ..................      920,856
    60,400    K Mart Corp.* .......................................      532,275
    19,300    Kohls Corp.* ........................................    1,463,181
    39,950    May Department Stores Co.* (1) ......................    1,046,191
    32,300    Penney, (J.C.), Inc. ................................      508,725
    45,200    Sears Roebuck & Co. .................................    1,245,825
    52,100    Target Corp. ........................................    3,073,900
   524,600    Wal Mart Stores, Inc. ...............................   25,541,462
                                                                     -----------
                                                                      37,171,847
                                                                     -----------
DRUGS & MEDICINE--3.29%
    15,600    Allergan, Inc. ......................................      784,875
   154,000    American Home Products Corp. ........................    6,699,000
   120,400    Amgen, Inc.* ........................................    8,209,775
    17,700    Biogen Inc.* (1) ....................................    1,910,494
   233,600    Bristol-Myers Squibb Co. ............................   13,271,400
    33,250    Cardinal Health, Inc. ...............................    1,371,562
   128,560    Lilly, Eli & Co. ....................................    7,641,285
    33,949    McKesson HBOC, Inc. .................................      657,762
   275,300    Merck & Co., Inc. ...................................   16,948,156
   456,200    Pfizer, Inc. ........................................   14,655,425
    61,190    Pharmacia & Upjohn, Inc., ADR (1) ...................    2,914,174
   173,300    Schering-Plough Corp. ...............................    6,043,837

PAINEWEBBER TACTICAL ALLOCATION FUND

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

COMMON STOCKS--(CONTINUED)

DRUGS & MEDICINE--(CONCLUDED)
    12,400    Sigma-Aldrich Corp. .................................  $   294,500
   101,100    Warner Lambert Co. ..................................    8,650,369
    11,600    Watson Pharmaceuticals, Inc.* .......................      464,000
                                                                     -----------
                                                                      90,516,614
                                                                     -----------
ELECTRIC UTILITIES--0.82%
    24,200    AES Corp.* (1) ......................................    2,028,262
    16,400    Ameren Corp. ........................................      492,000
    22,700    American Electric Power, Inc. .......................      638,438
    18,800    Carolina Power & Light Co. ..........................      559,300
    25,100    Central & South West Corp. ..........................      421,994
    18,825    Cinergy Corp. .......................................      402,384
    14,900    CMS Energy Corp. ....................................      249,575
    26,100    Consolidated Edison, Inc. ...........................      719,381
    17,700    Constellation Energy Group, Inc. ....................      526,575
    28,300    Dominion Resources, Inc. ............................    1,038,256
    17,500    DTE Energy Co. ......................................      528,281
    42,706    Duke Energy Corp. ...................................    2,071,241
    40,700    Edison International, Inc. ..........................    1,070,919
    29,700    Entergy Corp. .......................................      601,425
    28,200    FirstEnergy Corp. ...................................      526,988
    11,400    Florida Progress Corp. ..............................      485,925
    21,100    FPL Group, Inc. .....................................      814,988
    15,200    GPU Corp. ...........................................      378,100
    14,300    New Century Energies Inc. ...........................      386,994
    24,200    Niagara Mohawk Holdings, Inc.* ......................      284,350
    18,700    Northern States Power Co. ...........................      328,419
    21,600    PECO Energy Co. .....................................      805,950
    45,800    PG&E Corp. ..........................................      944,625
    10,800    Pinnacle West Capital Corp. .........................      298,350
    17,600    PP&L Resources Inc. .................................      354,200
    25,500    Public Service Enterprise Group, Inc. ...............      739,500
    35,094    Reliant Energy, Inc. ................................      721,620
    28,511    Sempra Energy .......................................      513,198
    78,400    Southern Co. ........................................    1,739,500
    32,652    Texas Utilities Co. .................................    1,065,271
    25,400    Unicom Corp. ........................................      960,437
                                                                     -----------
                                                                      22,696,446
                                                                     -----------
ELECTRICAL EQUIPMENT--3.49%
    35,400    ADC Telecommunications Inc.* (1) ....................    1,588,575
    10,100    Andrew Corp.* .......................................      249,975
     9,000    Comverse Technology, Inc.* ..........................    1,771,875
    32,100    Corning, Inc. (1) ...................................    6,034,800
    17,100    Danaher Corp. .......................................      697,894
    24,300    Dover Corp. .........................................      937,069
     9,000    Eaton Corp. .........................................      674,437
    93,375    Honeywell, Inc. .....................................    4,493,672
    10,400    Johnson Controls, Inc. ..............................      555,100
    21,300    KLA-Tencor Corp.* ...................................    1,660,069
   369,530    Lucent Technologies, Inc. ...........................   21,987,035
     5,500    Millipore Corp. .....................................      293,906
    18,600    Molex Inc. ..........................................    1,039,275
    83,658    Motorola, Inc. ......................................   14,263,689
   157,480    Nortel Networks Corp. (1) ...........................   17,559,020
    24,300    PE Corp. ............................................    2,563,650
    83,800    Qualcomm, Inc.* .....................................   11,936,262
     9,300    Scientific-Atlanta, Inc. ............................      954,994
    34,600    Solectron Corp.* ....................................    2,266,300
     5,800    Tektronix, Inc. .....................................      336,400
    47,500    Tellabs, Inc.* ......................................    2,280,000
    20,200    Teradyne Inc.* ......................................    1,757,400
    19,700    Thermo Electron Corp.* ..............................      307,813
                                                                     -----------
                                                                      96,209,210
                                                                     -----------
ELECTRICAL POWER--0.15%
    11,900    Cooper Industries, Inc. .............................      359,975
     5,400    Cummins Engine Co., Inc. ............................      179,888
    51,400    Emerson Electric Co. ................................    2,341,912
    22,700    Rockwell International Corp. ........................    1,027,175
     7,600    Thomas & Betts Corp. ................................      170,525
                                                                     -----------
                                                                       4,079,475
                                                                     -----------
ENERGY RESERVES & PRODUCTION--2.09%
    11,400    Amerada Hess Corp. ..................................      576,413
    15,400    Anadarko Petroleum Corp. ............................      473,550
    13,800    Apache Corp. ........................................      503,700
    38,000    Atlantic Richfield Co. ..............................    2,698,000
    26,200    Burlington Resources, Inc. ..........................      723,775
    77,100    Chevron Corp. .......................................    5,758,406
   406,763    Exxon Mobil Corp. ...................................   30,634,338
    44,400    Occidental Petroleum Corp. ..........................      713,175
    30,300    Phillips Petroleum Co. ..............................    1,158,975
   252,600    Royal Dutch Petroleum Co., ADR ......................   13,261,500
    31,136    Union Pacific Resources Group, Inc. .................      278,278
    29,100    Unocal Corp. ........................................      778,425
                                                                     -----------
                                                                      57,558,535
                                                                     -----------
ENTERTAINMENT--0.24%
    73,000    Carnival Corp. ......................................    2,103,313
    82,198    Viacom, Inc., Class B* (1) ..........................    4,582,538
                                                                     -----------
                                                                       6,685,851
                                                                     -----------

ENVIRONMENTAL SERVICES--0.04%
    74,957    Waste Management, Inc. ..............................    1,124,355
                                                                     -----------

PAINEWEBBER TACTICAL ALLOCATION FUND

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

COMMON STOCKS--(CONTINUED)

FINANCIAL SERVICES--3.00%
    52,700    American Express Co. ................................  $ 7,071,681
    30,450    AON Corp. ...........................................      637,547
    86,490    Associates First Capital Corp. ......................    1,718,989
    11,700    Block, H&R, Inc. ....................................      513,338
    23,300    Capital One Financial Corp. .........................      857,731
    84,221    Cendant Corp.* ......................................    1,500,187
    14,200    Countrywide Credit Industries, Inc. .................      354,113
    82,000    Federal Home Loan Mortgage Corp. ....................    3,423,500
   120,800    Federal National Mortgage Association ...............    6,402,400
   386,500    General Electric Co. ................................   51,090,469
    55,645    Household International, Inc. .......................    1,777,162
    14,800    Lehman Brothers Holdings, Inc. ......................    1,073,000
    31,250    Marsh & McLennan Companies, Inc.2,417,969
    94,450    MBNA Corp. ..........................................    2,148,737
    16,750    Providian Financial Corp. ...........................    1,085,609
    19,000    SLM Holding Corp. ...................................      594,937
                                                                     -----------
                                                                      82,667,369
                                                                     -----------
FOOD RETAIL--0.19%
    50,482    Albertson's, Inc. (1) ...............................    1,236,809
    99,000    Kroger Co.* .........................................    1,472,625
    60,200    Safeway, Inc.* ......................................    2,321,462
    18,900    Winn Dixie Stores, Inc. (1) .........................      304,763
                                                                     -----------
                                                                       5,335,659
                                                                     -----------
FOREST PRODUCTS, PAPER--0.39%
     6,800    Bemis, Inc. .........................................      202,300
     7,400    Boise Cascade Corp. .................................      220,613
    11,600    Champion International Corp. ........................      600,300
    26,100    Fort James Corp. ....................................      491,006
    20,500    Georgia-Pacific Corp. ...............................      711,094
    49,028    International Paper Co. .............................    1,804,843
    64,020    Kimberly Clark Corp. ................................    3,309,034
    14,400    Louisiana Pacific Corp. .............................      170,100
    12,600    Mead Corp. ..........................................      377,212
    23,700    Pactiv Corp.* .......................................      197,006
     6,900    Temple-Inland, Inc. .................................      352,762
    12,500    Westvaco Corp. ......................................      344,531
    27,900    Weyerhaeuser Co. ....................................    1,431,619
    13,700    Willamette Industries, Inc. .........................      464,944
                                                                     -----------
                                                                      10,677,364
                                                                     -----------
FREIGHT, AIR, SEA & LAND--0.05%
    35,600    Fedex Corp. .........................................    1,243,775
                                                                     -----------
GAS UTILITY--0.07%
     9,500    Columbia Energy Group ...............................      560,500
     3,300    Eastern Enterprises .................................      190,987
    26,900    El Paso Energy Corp. ................................      996,981
     5,900    NICOR, Inc. .........................................      179,213
                                                                     -----------
                                                                       1,927,681
                                                                     -----------
HEAVY MACHINERY--0.04%
    27,900    Deere & Co. .........................................      997,425
                                                                     -----------
HOTELS--0.07%
    15,650    Harrah's Entertainment, Inc.* .......................      299,306
    45,600    Hilton Hotels Corp. .................................      319,200
    29,700    Marriott International, Inc. ........................      818,606
    23,900    Mirage Resorts, Inc.* ...............................      379,413
                                                                     -----------
                                                                       1,816,525
                                                                     -----------
HOUSEHOLD PRODUCTS--0.95%
    28,900    Avon Products, Inc. .................................      782,106
    28,200    Clorox Co. ..........................................    1,140,337
    68,800    Colgate-Palmolive Co. (1) ...........................    3,590,500
    20,300    Fortune Brands, Inc. ................................      444,063
   126,900    Gillette Co. ........................................    4,473,225
    13,000    International Flavors and
              Fragrances ..........................................      390,000
    33,957    Newell Rubbermaid, Inc. .............................      785,256
   154,800    Procter & Gamble Co. ................................   13,622,400
    36,500    Ralston Purina Co. ..................................    1,033,406
                                                                     -----------
                                                                      26,261,293
                                                                     -----------
INDUSTRIAL PARTS--0.31%
    42,600    Caterpillar, Inc. ...................................    1,493,662
     9,000    Crane Co. ...........................................      178,875
    22,650    Genuine Parts Co. ...................................      511,041
    19,850    Ingersoll Rand Co. ..................................      760,503
    11,500    ITT Industries, Inc. ................................      278,875
    15,766    Pall Corp. ..........................................      311,379
    13,700    Parker-Hannifin Corp. ...............................      496,625
     8,250    Snap-On, Inc. .......................................      179,953
    11,600    Stanley Works .......................................      266,800
    17,900    Textron, Inc. .......................................    1,091,900
    56,700    United Technologies Corp. (1) .......................    2,888,156
                                                                     -----------
                                                                       8,457,769
                                                                     -----------
INDUSTRIAL SERVICES & SUPPLIES--0.28%
     8,900    Ryder Systems, Inc. .................................      165,763
   199,352    Tyco International Ltd., ADR ........................    7,562,916
                                                                     -----------
                                                                       7,728,679
                                                                     -----------

PAINEWEBBER TACTICAL ALLOCATION FUND

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

COMMON STOCKS--(CONTINUED)

INFORMATION & COMPUTER SERVICES--1.58%
   263,700    America Online Inc.* ................................  $15,558,300
    73,600    Automatic Data Processing, Inc. .....................    3,206,200
    17,600    Ceridian Corp.* .....................................      348,700
    19,700    Computer Sciences Corp.* ............................    1,552,606
    19,500    Dun & Bradstreet Corp. ..............................      510,656
    55,600    Electronic Data Systems Corp. .......................    3,600,100
    17,300    Equifax, Inc. .......................................      366,544
    49,500    First Data Corp. ....................................    2,227,500
    36,700    IMS Health, Inc. ....................................      738,587
    33,200    Interpublic Group Companies, Inc. ...................    1,334,225
    20,900    Omnicom Group, Inc. .................................    1,968,519
    29,150    Paychex, Inc. .......................................    1,459,322
    13,900    Quintiles Transnational Corp.* ......................      412,656
    62,100    Yahoo, Inc.* (1) ....................................    9,916,594
     8,300    Young & Rubicam Inc.* (1) ...........................      419,150
                                                                     -----------
                                                                      43,619,659
                                                                     -----------
LEISURE--0.16%
    12,300    Brunswick Corp. .....................................      217,556
    37,600    Eastman Kodak Co. ...................................    2,154,950
    18,000    Harley Davidson Inc. ................................    1,226,250
    24,050    Hasbro, Inc. ........................................      378,788
    50,983    Mattel, Inc. ........................................      490,711
                                                                     -----------
                                                                       4,468,255
                                                                     -----------
LIFE INSURANCE--0.25%
    17,997    Aetna Life & Casualty Co. ...........................      740,127
    31,100    AFLAC, Inc. .........................................    1,137,094
    28,988    American General Corp. (1) ..........................    1,512,811
    22,200    CIGNA Corp. .........................................    1,638,637
    39,562    Conseco, Inc. .......................................      578,594
    23,100    Lincoln National Corp. ..............................      642,469
    15,900    Torchmark, Inc. .....................................      315,019
    28,957    UnumProvident Corp. .................................      387,300
                                                                     -----------
                                                                       6,952,051
                                                                     -----------
LONG DISTANCE & PHONE COMPANIES--3.23%
   376,597    AT&T Corp. ..........................................   18,618,014
   182,904    Bell Atlantic Corp. (1) .............................    8,950,865
   221,500    BellSouth Corp. .....................................    9,026,125
    16,850    Centurytel, Inc. ....................................      566,581
    89,540    Global Crossing Ltd.* ...............................    4,174,803
   114,400    GTE Corp. ...........................................    6,749,600
   334,780    MCI WorldCom Inc.* ..................................   14,939,557
   402,124    SBC Communications, Inc. ............................   15,280,712
   103,000    Sprint Corp. (1) ....................................    6,283,000
    59,571    U.S. West, Inc. .....................................    4,326,344
                                                                     -----------
                                                                      88,915,601
                                                                     -----------
MEDIA--1.47%
    89,913    CBS Corp.* ..........................................    5,355,443
    39,900    Clear Channel Communications* (1) ...................    2,658,337
   102,500    Comcast Corp., Class A ..............................    4,356,250
   243,300    Disney, Walt Co. ....................................    8,150,550
    72,200    Mediaone Group, Inc.* ...............................    5,667,700
     6,700    Meredith Corp. ......................................      191,788
   151,800    Time Warner, Inc. (1) ...............................   12,978,900
    28,200    Tribune Co. .........................................    1,098,038
                                                                     -----------
                                                                      40,457,006
                                                                     -----------
MEDICAL PRODUCTS--1.19%
   181,500    Abbott Laboratories .................................    5,944,125
    12,500    Alza Corp.* .........................................      458,594
     6,400    Bard, C.R., Inc. ....................................      252,800
     7,000    Bausch & Lomb, Inc. .................................      369,250
    34,400    Baxter International, Inc. ..........................    1,874,800
    29,900    Becton, Dickinson & Co. .............................      928,769
    13,600    Biomet, Inc. ........................................      448,800
    49,500    Boston Scientific Corp.* (1) ........................      903,375
    36,300    Guidant Corp. (1) ...................................    2,445,712
   163,800    Johnson & Johnson ...................................   11,752,650
     9,100    Mallinckrodt Group, Inc. ............................      224,087
   140,900    Medtronic, Inc. .....................................    6,824,844
    10,400    St. Jude Medical, Inc.* .............................      271,700
                                                                     -----------
                                                                      32,699,506
                                                                     -----------
MEDICAL PROVIDERS--0.14%
    68,027    Columbia/HCA Healthcare Corp. .......................    1,313,771
    49,900    HEALTHSOUTH Corp.* ..................................      243,263
    38,700    Tenet Healthcare Corp.* .............................      677,250
    20,700    United Healthcare Corp. .............................    1,058,287
     8,000    Wellpoint Health Networks, Inc.* ....................      540,000
                                                                     -----------
                                                                       3,832,571
                                                                     -----------
MINING & METALS--0.24%
    26,300    Alcan Aluminum, Ltd. (1) ............................      867,900
    43,300    Alcoa, Inc. .........................................    2,966,050
    12,190    Allegheny Technologies Inc. .........................      206,468
    16,700    Crown Cork & Seal, Inc. .............................      233,800
    23,600    Inco Ltd.* ..........................................      413,000
    10,700    Nucor Corp. .........................................      531,657
    18,900    Owens Illinois, Inc.* ...............................      261,056
     9,800    Phelps Dodge Corp. ..................................      461,825
     7,800    Reynolds Metals Co. .................................      495,300
    11,800    USX-U.S. Steel Group, Inc. ..........................      258,125
                                                                     -----------
                                                                       6,695,181
                                                                     -----------

PAINEWEBBER TACTICAL ALLOCATION FUND

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

COMMON STOCKS--(CONTINUED)

MOTOR VEHICLES--0.51%

    20,600    DANA Corp. ..........................................  $   439,038
    67,778    Delphi Automotive Systems Corp. .....................    1,131,045
   143,000    Ford Motor Co. ......................................    5,952,375
    75,700    General Motors Corp. ................................    5,757,931
     8,000    Navistar International Corp.* .......................      262,000
     9,830    PACCAR, Inc. ........................................      423,304
                                                                     -----------
                                                                      13,965,693
                                                                     -----------
OIL REFINING--0.55%
    25,500    Coastal Corp. .......................................    1,072,594
    74,000    Conoco, Inc. ........................................    1,456,875
    84,200    Enron Corp. (1) .....................................    5,809,800
    11,892    Sunoco, Inc. ........................................      293,584
    65,100    Texaco, Inc. ........................................    3,088,181
    17,600    Tosco Corp. .........................................      470,800
    37,300    USX-Marathon Group ..................................      806,613
    51,400    Williams Companies, Inc. ............................    2,149,162
                                                                     -----------
                                                                      15,147,609
                                                                     -----------
OIL SERVICES--0.33%
    38,960    Baker Hughes, Inc. ..................................    1,008,090
    52,000    Halliburton Co. .....................................    1,985,750
    11,200    Rowan Co., Inc.* ....................................      281,400
    64,700    Schlumberger Ltd. (1) ...............................    4,779,712
    24,582    Transocean Sedco Forex, Inc. ........................      969,453
                                                                     -----------
                                                                       9,024,405
                                                                     -----------
OTHER INSURANCE--0.87%
    95,184    Allstate Corp. ......................................    1,856,088
   181,978    American International Group, Inc. ..................   16,093,679
    20,700    Chubb Corp. .........................................    1,018,181
    19,600    Cincinnati Financial Corp. ..........................      585,550
    26,300    Hartford Financial Services Group, Inc. .............      821,875
    12,325    Jefferson-Pilot Corp. ...............................      641,670
    13,500    Loews Corp. .........................................      600,750
    11,900    MBIA Inc. ...........................................      456,663
    12,500    MGIC Investment Corp. ...............................      467,188
     8,800    Progressive Corp. ...................................      523,600
    16,800    SAFECO Corp. ........................................      352,800
    27,464    St. Paul Companies, Inc. ............................      614,507
                                                                     -----------
                                                                      24,032,551
                                                                     -----------
PRECIOUS METALS--0.07%
    46,700    Barrick Gold Corp. ..................................      761,794
    19,800    Freeport-McMoran Copper & Gold, Inc.* ...............      272,250
    33,400    Homestake-Mining Co. ................................      217,100
    20,076    Newmont Mining Corp. ................................      444,181
    39,400    Placer Dome, Inc. ...................................      344,750
                                                                     -----------
                                                                       2,040,075
                                                                     -----------
PUBLISHING--0.24%
     9,200    American Greetings Corp., Class A ...................      158,700
     9,600    Deluxe Corp. ........................................      225,000
    16,000    Donnelley, R.R. & Sons Co. ..........................      306,000
    10,700    Dow Jones & Co., Inc. ...............................      667,412
    32,900    Gannett, Inc. .......................................    2,144,669
     8,900    Harcourt General, Inc. ..............................      306,494
    10,200    Knight Ridder, Inc. .................................      478,125
    23,200    McGraw-Hill Companies, Inc. .........................    1,180,300
    20,300    New York Times Co., Class A .........................      857,675
     7,400    Times Mirror Co. ....................................      377,400
                                                                     -----------
                                                                       6,701,775
                                                                     -----------
RAILROADS--0.16%
    54,366    Burlington Northern Santa Fe, Inc. ..................    1,070,331
    26,900    CSX Corp. ...........................................      596,844
    13,200    Kansas City Southern Industries, Inc. ...............    1,039,500
    46,100    Norfolk Southern Corp. ..............................      625,231
    29,600    Union Pacific Corp. .................................    1,124,800
                                                                     -----------
                                                                       4,456,706
                                                                     -----------
RESTAURANTS--0.22%
    16,500    Darden Restaurants, Inc. ............................      217,594
   159,700    McDonalds Corp. .....................................    5,040,531
    18,720    Tricon Global Restaurants, Inc.* ....................      498,420
    15,200    Wendy's International, Inc. .........................      239,400
                                                                     -----------
                                                                       5,995,945
                                                                     -----------
SECURITIES & ASSET MANAGEMENT--0.72%
    16,112    Bear Stearns Co., Inc. ..............................      632,396
    97,500    Charles Schwab Corp. (1) ............................    4,076,719
    31,400    Franklin Resources, Inc. ............................      853,687
    44,300    Merrill Lynch & Co., Inc. ...........................    4,540,750
   132,000    Morgan Stanley Dean Witter & Co. ....................    9,297,750
    15,400    T. Rowe Price & Associates Inc. (1) .................      507,238
                                                                     -----------
                                                                      19,908,540
                                                                     -----------
SEMICONDUCTOR--3.08%
    17,600    Advanced Micro Devices, Inc.* .......................      688,600
    20,600    Analog Devices, Inc.* ...............................    3,234,200
    44,600    Applied Materials, Inc.* ............................    8,159,012
    23,100    Conexant Systems, Inc. (1) ..........................    2,269,575
   393,900    Intel Corp. .........................................   44,510,700
    35,100    LSI Logic Corp.* ....................................    2,248,594
    32,000    Micron Technology, Inc.* (1) ........................    3,138,000

PAINEWEBBER TACTICAL ALLOCATION FUND

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

COMMON STOCKS--(CONCLUDED)

SEMICONDUCTOR--(CONCLUDED)
    20,300    National Semiconductor Corp.* ......................   $ 1,525,038
     5,600    Perkinelmer, Inc. ..................................       361,900
    94,500    Texas Instruments, Inc. ............................    15,734,250
    37,600    Xilinx, Inc.* ......................................     2,998,600
                                                                   -------------
                                                                      84,868,469
                                                                   -------------
SPECIALTY RETAIL--1.09%
    17,500    Autozone, Inc.* ....................................       429,844
    16,800    Bed, Bath & Beyond Inc.* ...........................       476,700
    24,300    Best Buy Company, Inc.* ............................     1,321,312
    24,100    Circuit City Stores, Inc. ..........................       973,038
    13,800    Consolidated Stores Corp.* .........................       155,250
    46,600    CVS Corp. (1) ......................................     1,631,000
    31,693    Dollar General Corp. ...............................       663,572
   271,350    Home Depot, Inc. ...................................    15,687,422
    45,200    Lowe's Companies, Inc. .............................     2,152,650
    39,700    Office Depot Inc.* .................................       483,844
    32,200    Rite Aid Corp. (1) .................................       221,375
    55,000    Staples, Inc.* .....................................     1,485,000
    22,900    Tandy Corp. ........................................       871,631
    30,100    Toys R Us, Inc.* ...................................       372,488
   118,500    Walgreen Co. (1) ...................................     3,058,781
                                                                   -------------
                                                                      29,983,907
                                                                   -------------
THRIFT--0.08%
    19,400    Golden West Financial Corp. ........................       552,900
    68,875    Washington Mutual, Inc. ............................     1,523,859
                                                                   -------------
                                                                       2,076,759
                                                                   -------------
TOBACCO--0.22%
   280,200    Philip Morris Companies, Inc. ......................     5,621,512
    20,700    UST, Inc. ..........................................       399,769
                                                                   -------------
                                                                       6,021,281
                                                                   -------------
WIRELESS TELECOMMUNICATIONS--0.48%
    37,100    Alltel Corp. .......................................     2,151,800
    42,900    Nextel Communications, Inc.* (1) ...................     5,866,575
   101,100    Sprint Corp.* ......................................     5,231,925
                                                                   -------------
                                                                      13,250,300
                                                                   -------------
Total Common Stocks
  (cost--$869,642,290) ........................................... 1,360,126,094
                                                                   -------------

  PRINCIPAL
   AMOUNT                                    MATURITY   INTEREST
    (000)                                      DATES      RATES
   ------                                    --------   --------

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--50.40%

$ 1,387,593  U.S. Treasury Bills
              (cost--$1,387,396,421)(1) ...  03/02/00    5.000%@   1,387,396,421

Repurchase Agreement--0.48%

     13,399  Repurchase Agreement dated
              02/29/00 with Dresdner
              Bank, collateralized by
              $14,010,000 U.S. Treasury
              Notes, 5.750% due 08/15/03
              (value--$13,666,755);
              Proceeds: $13,401,140 .......  03/01/00    5.750        13,399,000
                                                                  --------------
Total Investments
 (cost--$2,270,437,711)--100.29% ..........                        2,760,921,515
                                                                  --------------
Liabilities in excess of
 other assets--(0.29)% ....................                          (8,053,100)
                                                                  --------------
Net Assets--100.00% .......................                       $2,752,868,415
                                                                  ==============

----------

*   Non-Income producing security

@   Interest rate shown is the discount rate at date of purchase.

(1) Security, or a portion thereof, was on loan at February 29, 2000.

ADR American Depositary Receipt.

+ The common stock portion of the portfolio is allocated in proportion to the S&P 500 Index. Since the Fund has allocated only 50% of the portfolio to common stocks, it represents half the weighting of the S&P 500 Index.

                 See accompanying notes to financial statements

PAINEWEBBER TACTICAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES                FEBRUARY 29, 2000 (UNAUDITED)


ASSETS
Investments in securities, at value (cost--$2,270,437,711) .....  $2,760,921,515
Investments of cash collateral received for
  securities loaned, at value (cost--$1,154,414,200) ...........   1,154,414,200
Cash ...........................................................             332
Receivable for shares of beneficial interest sold ..............       8,362,152
Dividends and interest receivable ..............................       1,635,371
Other assets ...................................................         972,444
                                                                  --------------
Total assets ...................................................   3,926,306,014
                                                                  --------------

LIABILITIES
Collateral for securities loaned ...............................   1,154,414,200
Payable for shares of beneficial interest repurchased ..........      12,421,441
Payable for investments purchased ..............................       3,902,990
Payable to affiliates ..........................................       2,660,855
Accrued expenses and other liabilities .........................          38,113
                                                                  --------------
Total liabilities ..............................................   1,173,437,599
                                                                  --------------

NET ASSETS
Beneficial interest--$0.001 par value
  (unlimited amount authorized) ................................   2,078,881,458
Undistributed net investment income ............................      10,841,321
Accumulated net realized gains from
  investment transactions ......................................     172,661,832
Net unrealized appreciation of investments .....................     490,483,804
                                                                  --------------
Net assets .....................................................  $2,752,868,415
                                                                  ==============

CLASS A:
Net assets .....................................................  $  784,107,408
                                                                  --------------
Shares outstanding .............................................      23,723,755
                                                                  --------------
Net asset value and redemption value per share .................  $        33.05
                                                                  ==============
Maximum offering price per share (net asset value
  plus sales charge of 4.50% of offering price) ................  $        34.61
                                                                  ==============

CLASS B:
Net assets .....................................................  $1,013,053,374
                                                                  --------------
Shares outstanding .............................................      31,120,684
                                                                  --------------
Net asset value and offering price per share ...................  $        32.55
                                                                  ==============

CLASS C:
Net assets .....................................................  $  804,956,233
                                                                  --------------
Shares outstanding .............................................      24,577,961
                                                                  --------------
Net asset value and offering price per share ...................  $        32.75
                                                                  ==============

CLASS Y:
Net assets .....................................................  $  150,751,400
                                                                  --------------
Shares outstanding .............................................       4,525,845
                                                                  --------------
Net asset value, offering price and redemption
 value per share ...............................................  $        33.31
                                                                  ==============

                 See accompanying notes to financial statements

PAINEWEBBER TACTICAL ALLOCATION FUND

STATEMENT OF OPERATIONS

                                                                    FOR THE SIX
                                                                   MONTHS ENDED
                                                                   FEBRUARY 29,
                                                                       2000
                                                                    (UNAUDITED)
                                                                  --------------
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $11,495) ...........  $ 12,917,001
Interest ........................................................    16,100,734
                                                                   ------------
                                                                     29,017,735
EXPENSES:
Investment advisory and administration ..........................     6,062,082
Service fees--Class A ...........................................       936,229
Service and distribution fees--Class B ..........................     4,968,081
Service and distribution fees--Class C ..........................     3,907,809
Transfer agency .................................................       581,305
Custody and accounting ..........................................       579,990
Federal and state registration ..................................       181,579
Reports and notices to shareholders .............................       120,984
Legal and audit .................................................        65,976
Interest expense ................................................        22,564
Trustees' fees ..................................................         6,750
Other expenses ..................................................       278,751
                                                                   ------------
                                                                     17,712,100

Less: Fee waiver from adviser ...................................      (131,777)
                                                                   ------------
Net expenses ....................................................    17,580,323
                                                                   ------------
Net investment income ...........................................    11,437,412
                                                                   ------------
REALIZED AND UNREALIZED GAINS (LOSSES)
  FROM INVESTMENT TRANSACTIONS:
Net realized gains from investment transactions .................   206,106,205
Net change in unrealized appreciation/depreciation
  of investments ................................................   (64,914,280)

                                                                   ------------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT TRANSACTIONS ..   141,191,925
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............  $152,629,337
                                                                   ============

                 See accompanying notes to financial statements

PAINEWEBBER TACTICAL ALLOCATION FUND


STATEMENT OF CHANGES IN NET ASSETS

                                                 FOR THE SIX
                                                 MONTHS ENDED
                                                 FEBRUARY 29,     FOR THE YEAR
                                                     2000             ENDED
                                                  (UNAUDITED)    AUGUST 31, 1999
                                                --------------   --------------
FROM OPERATIONS:
Net investment income ........................  $   11,437,412   $    1,198,127
Net realized gains from investment
  transactions ...............................     206,106,205       35,156,348
Net change in unrealized appreciation/
  depreciation of investments ................     (64,914,280)     489,874,969
                                                --------------   --------------
Net increase in net assets resulting
  from operations ............................     152,629,337      526,229,444
                                                --------------   --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A ...............        (457,809)      (2,724,561)
Net investment income--Class B ...............              --         (401,698)
Net investment income--Class C ...............              --          (61,213)
Net investment income--Class Y ...............        (134,697)        (774,047)
Net realized gains from investment
  transactions--Class A ......................     (15,787,602)      (9,094,882)
Net realized gains from investment
  transactions--Class B ......................     (21,276,711)     (13,219,722)
Net realized gains from investment
  transactions--Class C ......................     (16,640,608)     (10,487,215)
Net realized gains from investment
  transactions--Class Y ......................      (3,096,715)      (1,917,018)
                                                --------------   --------------
Total dividends and distributions
  to shareholders ............................     (57,394,142)     (38,680,356)
                                                --------------   --------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares .........     467,898,261    1,246,391,035
Cost of shares repurchased ...................    (400,824,466)    (530,096,507)
Proceeds from dividends reinvested ...........      54,372,441       36,391,184
                                                --------------   --------------

Net increase in net assets from beneficial
  interest transactions ......................     121,446,236      752,685,712
                                                --------------   --------------
Net increase in net assets ...................     216,681,431    1,240,234,800

NET ASSETS:
Beginning of period ..........................   2,536,186,984    1,295,952,184
                                                --------------   --------------
End of period (including undistributed net
  investment income of $10,841,321 at
  February 29, 2000) .........................  $2,752,868,415   $2,536,186,984
                                                ==============   ==============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    PaineWebber Tactical Allocation Fund (the "Fund") is a series of PaineWebber Investment Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

    Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that Class A, Class B, and Class C shares each have exclusive voting rights with respect to their respective service and/or distribution plans. Class Y shares have no service or distribution plan.

    The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

    VALUATION OF INVESTMENTS--The Fund calculates net asset values based on the current market value for its portfolio's securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Trust's board determines that this does not represent fair value.

    REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

    INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

    Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

    DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISER AND ADMINISTRATOR

    The Trust's board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets up to $250 million and 0.45% thereafter. At February 29, 2000, the Fund owed Mitchell Hutchins $996,346 in investment advisory and administration fees. Mitchell Hutchins waived a portion of its investment advisory and administration fees in connection with the Fund's investment of cash collateral from security lending in the Mitchell Hutchins Private Money Market Fund LLC. For the six months ended February 29, 2000, Mitchell Hutchins waived $131,777.

    For the six months ended February 29, 2000, the Fund paid no brokerage commissions to PaineWebber for transactions executed on behalf of the Fund.

DISTRIBUTION PLANS

    Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At February 29, 2000, the Fund owed Mitchell Hutchins $1,610,022 in service and distribution fees.

    Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended February 29, 2000, it earned $3,183,031 in sales charges.

TRANSFER AGENCY SERVICE FEES

    PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for the services by PFPC, Inc., not the Fund. For the six months ended February 29, 2000, PaineWebber received from PFPC, Inc., not the Fund, approximately 51% of the total transfer agency and related service fees collected by PFPC, Inc. from the Fund.

SECURITY LENDING

    The Fund may lend securities up to 331/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the six months ended February 29, 2000, the Fund earned $797,300 for lending its securities and PaineWebber earned $269,189 in compensation as the Fund's lending agent. At February 29, 2000, the Fund owed PaineWebber $86,733 in compensation.

    As of February 29, 2000, the Fund held cash and/or cash equivalents having an aggregate value of $1,154,414,200 as collateral for portfolio securities loaned having a market value of $1,135,064,539. The cash collateral was invested in the following money market funds:

 NUMBER OF
  SHARES                                                               VALUE
-----------                                                       --------------
178,710,612   Liquid Assets Portfolio ..........................  $  178,710,612
775,384,506   Mitchell Hutchins Private Money Market Fund LLC ..     775,384,506
  8,356,648   Prime Money Market Portfolio .....................       8,356,648
191,962,434   Scudder Institutional Fund Inc. ..................     191,962,434
                                                                  --------------
Total investments of cash collateral received
  for securities loaned (cost--$1,154,414,200) .................  $1,154,414,200
                                                                  ==============
BANK LINE OF CREDIT

    The Fund may borrow up to $10 million under a short-term unsecured line of credit with the Fund's custodian ("Line of Credit") and may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for, temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes.

    Under the Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. On September 28, 1999, the Fund borrowed approximately $22,329,000 under the facility for one day at a rate of 5.738% which resulted in $3,558 of interest expense. In addition, the Fund had an average daily amount of borrowing outstanding under the Line of Credit of $1,690,962 with a related weighted average annualized interest rate of 6.24%.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

INVESTMENTS IN SECURITIES

    For federal income tax purposes, the cost of securities owned at February 29, 2000 was substantially the same as the cost of securities for financial statement purposes.

    At February 29, 2000, the components of net unrealized appreciation of investments were as follows:

     Gross appreciation (investments having
       an excess of value over cost) ..........................  $  559,179,550
     Gross depreciation (investments having
       an excess of cost over value) ..........................     (68,695,746)
                                                                 --------------
     Net unrealized appreciation of investments ...............  $  490,483,804
                                                                 ==============

    For the six months ended February 29, 2000, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

     Purchases ................................................  $1,601,109,157
     Sales ....................................................  $2,919,739,711

FEDERAL TAX STATUS

    The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

BENEFICIAL INTEREST

    There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                CLASS A                     CLASS B                     CLASS C                   CLASS Y
SIX MONTHS ENDED       -------------------------   -------------------------   -------------------------   ------------------------
FEBRUARY 29, 2000:       SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT       SHARES        AMOUNT
                       ----------   ------------   ----------   ------------   ----------   ------------   ---------   ------------
Shares sold .........   5,080,897   $167,437,105    4,361,956   $140,841,548    3,522,668   $114,790,045   1,352,989   $ 44,829,563
Shares repurchased ..  (4,315,323)  (142,546,577)  (4,164,028)  (133,327,464)  (2,807,200)   (92,092,033)   (983,050)   (32,858,392)
Shares converted
  from Class B to
  Class A ...........     391,195     12,857,996     (396,449)   (12,857,996)      --             --          --             --
Dividends
  reinvested ........     464,361     15,430,722      602,856     19,761,542      484,152     15,967,343      95,991      3,212,834
                       ----------   ------------   ----------   ------------   ----------   ------------   ---------   ------------
Net increase ........   1,621,130   $ 53,179,246      404,335   $ 14,417,630    1,199,620   $ 38,665,355     465,930   $ 15,184,005
                                    ============   ==========   ============   ==========   ============   =========   ============

YEAR ENDED
AUGUST 31, 1999:
Shares sold .........  12,182,274   $368,812,546   15,261,028   $456,532,117   11,064,843   $332,735,375   2,872,510   $ 88,310,997
Shares repurchased ..  (5,539,275)  (165,933,961)  (5,108,195)  (152,010,284)  (5,015,265)  (149,378,433) (2,051,185)   (62,773,829)
Shares converted
  from Class B to
  Class A ...........     604,844     18,219,358     (610,505)   (18,219,358)      --             --          --             --
Dividends
  reinvested ........     404,414     11,287,184      461,158     12,787,918      364,581     10,171,796      76,472      2,144,286
                       ----------   ------------   ----------   ------------   ----------   ------------   ---------   ------------
Net increase ........   7,652,257   $232,385,127   10,003,486   $299,090,393    6,414,159   $193,528,738     897,797   $ 27,681,454
                       ==========   ============   ==========   ============   ==========   ============   =========   ============

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                                                                              23

PAINEWEBBER TACTICAL ALLOCATION FUND


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                   CLASS A                                           CLASS B
                   --------------------------------------------------------- ------------------------------------------------------
                   FOR THE SIX                                               FOR THE SIX                                  FOR THE
                      MONTHS                                                    MONTHS                                     PERIOD
                      ENDED                     FOR THE YEARS                   ENDED             FOR THE YEARS          JANUARY 30,
                   FEBRUARY 29,               ENDED AUGUST 31,               FEBRUARY 29,       ENDED AUGUST 31,          1996+ TO
                      2000     ---------------------------------------------     2000     ------------------------------ AUGUST 31,
                   (UNAUDITED)   1999      1998      1997      1996   1995** (UNAUDITED)    1999       1998      1997      1996
                    ---------  --------  --------  --------  -------  ------  ----------  --------   --------   --------  -------
Net asset value,
  beginning of
  period ........... $  31.79  $  23.55  $  22.23  $  16.15  $ 14.86  $13.78  $    31.41  $  23.32   $  22.08   $  16.13  $ 15.54
                     --------  --------  --------  --------  -------  ------  ----------  --------   --------   --------  -------
Net investment
  income (loss) ....     0.21      0.15      0.15      0.18@    0.18    0.22        0.09     (0.04)      0.00       0.03@    0.02
Net realized
  and unrealized
  gains from
  investments ......     1.77      8.84      1.47      6.12@    2.31    2.05        1.75      8.73       1.43       6.09@    0.57
                     --------  --------  --------  --------  -------  ------  ----------  --------   --------   --------  -------
Net increase from
  investment
  operations .......     1.98      8.99      1.62      6.30     2.49    2.27        1.84      8.69       1.43       6.12     0.59
                     --------  --------  --------  --------  -------  ------  ----------  --------   --------   --------  -------
Dividends from
  net investment
  income ...........    (0.02)    (0.17)    (0.12)    (0.14)   (0.14)  (0.22)         --     (0.02)     (0.01)     (0.09)      --
Distributions from
  net realized
  gains from
  investments
  transactions .....    (0.70)    (0.58)    (0.18)    (0.08)   (1.06)  (0.97)      (0.70)    (0.58)     (0.18)     (0.08)      --
                     --------  --------  --------  --------  -------  ------  ----------  --------   --------   --------  -------
Total dividends
  and distri-
  butions to
  shareholders .....    (0.72)    (0.75)    (0.30)    (0.22)   (1.20)  (1.19)      (0.70)    (0.60)     (0.19)     (0.17)    0.00
                     --------  --------  --------  --------  -------  ------  ----------  --------   --------   --------  -------
Net asset value,
  end of period .... $  33.05  $  31.79  $  23.55  $  22.23  $ 16.15  $14.86  $    32.55  $  31.41   $  23.32   $  22.08  $ 16.13
                     ========  ========  ========  ========  =======  ======  ==========  ========   ========   ========  =======
Total investment
    return(1) ......     6.21%    38.65%     7.31%    39.26%   17.35%  18.43%       5.83%    37.61%      6.49%     38.14%    3.80%
                     ========  ========  ========  ========  =======  ======  ==========  ========   ========   ========  =======
Ratios/supplemental
    data:
Net assets, end
  of period
  (000's) .......... $784,107  $702,580  $340,245  $170,759  $23,551  $1,944  $1,013,053  $964,933   $483,068   $239,836  $28,495
Expenses to average
  net assets, net
  of waivers from
  adviser(2) .......     0.83%*    0.84%     0.95%     0.99%    1.17%   1.46%       1.59%*    1.59%      1.71%      1.74%    1.84%
Net investment
  income (loss) to
  average net
  assets, net of
  waivers from
  adviser(2) .......     1.35%*    0.56%     0.74%     0.88%    1.12%   1.60%       0.58%*   (0.20)%    (0.02)%     0.13%    0.47%
Portfolio turnover
  rate .............       67%        6%       33%        6%       6%     53%         67%        6%        33%         6%       6%

----------

+   Commencement of issuance of shares.

*   Annualized.

** Investment advisory functions for the Fund were transferred from Kidder, Peabody Asset Management, Inc. to Mitchell Hutchins on February 13, 1995.

@   Calculated using the average shares outstanding for the period.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

(2) During the six months ended February 29, 2000 and during the year ended August 31, 1999, Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

#   Actual amount is less than $0.005.

                                             CLASS C
                   -----------------------------------------------------------
                   FOR THE SIX
                      MONTHS
                      ENDED                     FOR THE YEARS
                   FEBRUARY 29,               ENDED AUGUST 31,
                      2000    ------------------------------------------------
                    UNAUDITED)  1999      1998      1997      1996     1995**
                    --------- --------  --------  --------  --------  --------
Net asset value,
  beginning of
  period .......... $  31.60  $  23.45  $  22.18  $  16.12  $  14.87  $  13.78
                    --------  --------  --------  --------  --------  --------
Net investment
  income (loss) ...     0.10     (0.06)    (0.01)    0.03@      0.06      0.12
Net realized
  and unrealized
  gains from
  investments .....     1.75      8.79      1.45     6.11@      2.32      2.06
                    --------  --------  --------  --------  --------  --------
Net increase from
  investment
  operations ......     1.85      8.73      1.44      6.14      2.38      2.18
                    --------  --------  --------  --------  --------  --------
Dividends from
  net investment
  income ..........       --     (0.00)#      --        --     (0.07)    (0.12)
Distributions from
  net realized
  gains from
  investments
  transactions ....    (0.70)    (0.58)    (0.17)    (0.08)    (1.06)    (0.97)
                    --------  --------  --------  --------  --------  --------
Total dividends
  and distri-
  butions to
  shareholders ....    (0.70)    (0.58)    (0.17)    (0.08)    (1.13)    (1.09)
                    --------  --------  --------  --------  --------  --------
Net asset value,
  end of period ... $  32.75  $  31.60  $  23.45  $  22.18  $  16.12  $  14.87
                    ========  ========  ========  ========  ========  ========
Total investment        5.83%    37.58%     6.49%    38.20%    16.52%    17.57%
    return(1) ..... ========  ========  ========  ========  ========  ========

Ratios/supplemental
    data:
Net assets, end
  of period         $804,956  $738,781  $397,767  $233,044  $ 73,630  $ 48,105
  (000's) .........
Expenses to average
  net assets, net
  of waivers from
  adviser(2) ......     1.58%*    1.60%     1.70%     1.75%     1.95%     2.22%
Net investment
  income (loss) to
  average net
  assets, net of
  waivers from
  adviser(2) ......     0.59%*   (0.20)%   (0.01)%    0.14%     0.35%     0.86%
Portfolio turnover
  rate ............       67%        6%       33%        6%        6%       53%



                                                CLASS Y
                      ------------------------------------------------------------
                      FOR THE SIX
                          MONTHS
                          ENDED                  FOR THE YEARS
                      FEBRUARY 29,              ENDED AUGUST 31,
                          2000    ------------------------------------------------
                       UNAUDITED)   1999      1998     1997       1996     1995**
                       ---------  --------  --------  --------  --------   -------
Net asset value,
  beginning of
  period ..........    $  31.99   $  23.68  $  22.33  $  16.20  $  14.88   $13.79
                       --------   --------  --------  --------  --------   ------
Net investment
  income (loss) ...        0.24       0.22      0.21     0.23@      0.30     0.23
Net realized
  and unrealized
  gains from
  investments .....        1.81       8.91      1.49     6.13@      2.24     2.09
                       --------   --------  --------  --------  --------   ------
Net increase from
  investment
  operations ......        2.05       9.13      1.70      6.36      2.54     2.32
                       --------   --------  --------  --------  --------   ------
Dividends from
  net investment
  income ..........       (0.03)     (0.24)    (0.17)    (0.15)    (0.16)   (0.26)
Distributions from
  net realized
  gains from
  investments
  transactions ....       (0.70)     (0.58)    (0.18)    (0.08)    (1.06)   (0.97)
                       --------   --------  --------  --------  --------   ------
Total dividends
  and distri-
  butions to
  shareholders ....       (0.73)     (0.82)    (0.35)    (0.23)    (1.22)   (1.23)
                       --------   --------  --------  --------  --------   ------
Net asset value,
  end of period ...    $  33.31   $  31.99  $  23.68  $  22.33  $  16.20   $14.88
                       ========   ========  ========  ========  ========   ======
Total investment           6.39%     39.03%     7.62%    39.55%    17.70%   18.79%
    return(1) .....    ========   ========  ========  ========  ========   ======

Ratios/supplemental
    data:
Net assets, end
  of period            $150,752   $129,893  $ 74,872  $ 36,467  $ 12,803   $2,506
  (000's) .........
Expenses to average
  net assets, net
  of waivers from
  adviser(2) ......        0.55%*     0.58%     0.67%     0.74%     0.95%    1.23%
Net investment
  income (loss) to
  average net
  assets, net of
  waivers from
  adviser(2) ......        1.64%*     0.82%     1.03%     1.16%     1.38%    1.86%
Portfolio turnover
  rate ............          67%         6%       33%        6%        6%      53%

----------

+   Commencement of issuance of shares.

*   Annualized.

** Investment advisory functions for the Fund were transferred from Kidder, Peabody Asset Management, Inc. to Mitchell Hutchins on February 13, 1995.

@   Calculated using the average shares outstanding for the period.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

(2) During the six months ended February 29, 2000 and during the year ended August 31, 1999, Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

#   Actual amount is less than $0.005.

                 (This page has been left blank intentionally.)

================================================================================
TRUSTEES

E. Garrett Bewkes, Jr.          Meyer Feldberg
CHAIRMAN                        George W. Gowen
Margo N. Alexander              Frederic V. Malek
Richard Q. Armstrong            Carl W. Schafer
Richard R. Burt                 Brian M. Storms
Mary C. Farrell


PRINCIPAL OFFICERS

Margo N. Alexander              Paul H. Schubert
PRESIDENT                       VICE PRESIDENT AND TREASURER
Dianne E. O'Donnell             T. Kirkham Barneby
VICE PRESIDENT AND SECRETARY    VICE PRESIDENT


INVESTMENT ADVISER,
ADMINISTRATOR AND
DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

========
PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS

o  High Income Fund
o  Investment Grade Income Fund
o  Low Duration U.S. Government Income Fund
o  Strategic Income Fund
o  U.S. Government Income Fund

TAX-FREE BOND FUNDS

o  California Tax-Free Income Fund
o  Municipal High Income Fund
o  National Tax-Free Income Fund
o  New York Tax-Free Income Fund

STOCK FUNDS

o  Enhanced S&P 500 Fund
o  Enhanced Nasdaq-100 Fund
o  Financial Services Growth Fund
o  Growth Fund
o  Growth and Income Fund
o  Mid Cap Fund
o  Small Cap Fund
o  S&P 500 Index Fund
o  Strategy Fund
o  Tax-Managed Equity Fund
o Utility Income Fund

ASSET ALLOCATION FUNDS

o Balanced Fund
o  Tactical Allocation Fund

GLOBAL FUNDS

o  Asia Pacific Growth Fund
o  Emerging Markets Equity Fund
o  Global Equity Fund
o  Global Income Fund

PAINEWEBBER MONEY MARKET FUND

PaineWebber

SemiAnnual Report

===================
TACTICAL
ALLOCATION
FUND


FEBRUARY 29, 2000


                               [PAINEWEBBER LOGO]
                        (C)2000 PaineWebber Incorporated
                              All Rights Reserved.

                                   Member SIPC